Capital Stock (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Summary of Normal Course Issuer Bids

The following is a summary of the Normal Course Issuer Bids [number of shares in the table below are expressed in whole numbers]:

	Maximum	2014		2013		2012
	number of shares	Shares purchased	Cash amount	Shares purchased	Cash amount	Shares purchased	Cash amount
2011 Bid	12,000,000	—	$—	—	$—	467,630	$21
2012 Bid	12,000,000	—	—	11,572,598	814	427,402	19
2013 Bid	20,000,000	15,135,714	1,525	2,509,723	199	—	—
2014 Bid	20,000,000	2,399,188	241	—	—	—	—

		17,534,902	$1,766	14,082,321	$1,013	895,032	$40

Maximum Number of Shares Outstanding Exercised or Converted
[c]	The following table presents the maximum number of shares that would be outstanding if all the dilutive instruments outstanding at March 5, 2015 were exercised or converted:

Common Shares	205,179,261
Stock options [note 18]	4,898,935

210,078,196